Supplemental information on oil and gas producing activities (unaudited) - Additional Information (Details) $ in Millions, $ in Millions		12 Months Ended
	Jul. 17, 2020 USD ($)	Dec. 31, 2022 COP ($) item	Dec. 31, 2021 COP ($)	Dec. 31, 2020 COP ($)	Feb. 08, 2022
Supplemental information on oil and gas producing activities (unaudited)
Provisions for asset retirement obligations included in cost capitalized to natural and enviromental properties		$ 1,979,749	$ 3,930,370	$ 3,936,494
Percentage of interest acquired					51.40%
Percentage of interest, rates and obligation acquired - "Gato do Mato"				30.00%
Expense related to the asset retirement obligations		333,683	292,329	$ 213,925
Depreciation, depletion and amortization related to asset retirement obligations		$ 768,466	$ 887,725	$ 639,123
Percentage of transferred crude oil and gas production based on value to intercompany units		21.80%	19.90%	18.90%
Percentage of transferred crude oil and gas production based on volume to intercompany units		50.40%	52.10%	45.90%
Percentage of interest of the block Saturn	10.00%
Percentage of estimated reserve specialized firms		99.80%
Interest rate on acquisition of block Saturn	10.00%
Estimated costs related to assets retirement obligations		$ 23,234,408	$ 17,364,520	$ 12,545,574
Ownership interest Ecopetrol		49.00%
Ecopetrol Oleo e Gas do Brasil Ltda
Supplemental information on oil and gas producing activities (unaudited)
Number of offshore blocks acquired and capitalized | item		7
Ecopetrol Oleo e Gas do Brasil Ltda | Offshore blocks in Santos Basin | Ecopetrol Brazil
Supplemental information on oil and gas producing activities (unaudited)
Percentage of participation		30.00%
Guajira association contract
Supplemental information on oil and gas producing activities (unaudited)
Percentage of interest acquired				43.00%
Ecopetrol Oleo e Gas do Brasil Ltda
Supplemental information on oil and gas producing activities (unaudited)
Cash transferred for Saturn block	$ 85
Ecopetrol Oleo e Gas do Brasil Ltda | Offshore blocks in Santos Basin | Shell
Supplemental information on oil and gas producing activities (unaudited)
Percentage of participation		70.00%
Shell and Chevron
Supplemental information on oil and gas producing activities (unaudited)
Proportion of ownership interest in join operation by Shell and Chevron each	45.00%